financial instruments - Accounts receivable (Details) - Customer accounts receivable - CAD ($) $ in Millions		12 Months Ended
	Jan. 01, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Credit risk
Weighted average age of receivables	26 days	30 days	26 days
Weighted average age of past-due receivables	61 days	56 days	60 days
Receivable account balances	$ 1,154	$ 1,169	$ 1,169	$ 1,210	$ 1,169	$ 1,154
Written off amounts charged to allowance for doubtful accounts still subject to enforcement				353	298	231
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period		(1,169)
Balance, end of period	(1,154)	(1,210)	(1,169)
Less than 30 days past billing date
Credit risk
Receivable account balances	888	895	895	749	895	888
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period		(895)
Balance, end of period	(888)	(749)	(895)
30-60 days past billing date
Credit risk
Receivable account balances	176	177	177	344	177	176
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period		(177)
Balance, end of period	(176)	(344)	(177)
61-90 days past billing date
Credit risk
Receivable account balances	35	52	52	72	52	35
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period		(52)
Balance, end of period	(35)	(72)	(52)
More than 90 days past billing date
Credit risk
Receivable account balances	55	45	45	45	45	55
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period		(45)
Balance, end of period	(55)	(45)	(45)
Cost/Gross amount
Credit risk
Receivable account balances	1,208	1,212	1,212	1,263	1,212	1,208
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period		(1,212)
Balance, end of period	(1,208)	(1,263)	(1,212)
Cost/Gross amount | Less than 30 days past billing date
Credit risk
Receivable account balances	899	905	905	762	905	899
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period		(905)
Balance, end of period	(899)	(762)	(905)
Cost/Gross amount | 30-60 days past billing date
Credit risk
Receivable account balances	185	185	185	354	185	185
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period		(185)
Balance, end of period	(185)	(354)	(185)
Cost/Gross amount | 61-90 days past billing date
Credit risk
Receivable account balances	44	60	60	80	60	44
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period		(60)
Balance, end of period	(44)	(80)	(60)
Cost/Gross amount | More than 90 days past billing date
Credit risk
Receivable account balances	80	62	62	67	62	80
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period		(62)
Balance, end of period	(80)	(67)	(62)
Allowance for doubtful accounts
Credit risk
Receivable account balances	(54)	(43)	(54)	(53)	(43)	(54)
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period	54	43	54
Additions (doubtful accounts expense)		56	54
Accounts written off, net of recoveries		(55)	(66)
Other		9	1
Balance, end of period	54	53	43
Allowance for doubtful accounts | Less than 30 days past billing date
Credit risk
Receivable account balances	(11)	(10)	(10)	(13)	(10)	(11)
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period		10
Balance, end of period	11	13	10
Allowance for doubtful accounts | 30-60 days past billing date
Credit risk
Receivable account balances	(9)	(8)	(8)	(10)	(8)	(9)
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period		8
Balance, end of period	9	10	8
Allowance for doubtful accounts | 61-90 days past billing date
Credit risk
Receivable account balances	(9)	(8)	(8)	(8)	(8)	(9)
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period		8
Balance, end of period	9	8	8
Allowance for doubtful accounts | More than 90 days past billing date
Credit risk
Receivable account balances	(25)	(17)	(17)	$ (22)	$ (17)	$ (25)
Summary of activity related to allowance for doubtful accounts
Balance, beginning of period		17
Balance, end of period	$ 25	$ 22	$ 17